ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments

March 31, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 51.5%

Agriculture – 7.5%
Village Farms International, Inc. (Canada)*†	3,485,224	$2,892,736

Distributors – 4.8%
High Tide, Inc. (Canada)*(a)	1,344,062	1,834,645

Investment Company – 1.1%
RIV Capital, Inc. (Canada)*	4,975,540	441,175

Pharmaceuticals – 23.1%
Canopy Growth Corp. (Canada)*(a)	499,743	874,550
Cardiol Therapeutics, Inc., Class A (Canada)*(a)	1,179,738	574,886
cbdMD, Inc.*	839,083	163,621
Charlottes Web Holdings, Inc.*(a)	1,894,915	609,072
Clever Leaves Holdings, Inc. (Canada)*	1,064,648	406,589
Hempfusion Wellness, Inc. (Canada)*	1,762,927	52,712
IM Cannabis Corp. (Canada)*	233,590	167,250
Intercure Ltd. (Israel)*(a)	233,775	476,901
Jazz Pharmaceuticals PLC*	13,722	2,007,940
Organigram Holdings, Inc. (Canada)*	1,647,776	1,054,577
PharmaCielo Ltd. (Canada)*(a)	347,102	60,272
SNDL, Inc. (Canada)*(a)	228,360	365,376
Tilray Brands, Inc. (Canada)*(a)	825,294	2,087,994
Total Pharmaceuticals		8,901,740

REITS – 10.8%
AFC Gamma, Inc.	72,060	876,250
Chicago Atlantic Real Estate Finance, Inc.	75,409	1,018,776
Innovative Industrial Properties, Inc.	27,820	2,114,042
Power REIT*	36,615	136,772
Total REITS		4,145,840

Software – 0.6%
WM Technology, Inc.*	251,830	213,854

Specialty Retail – 3.6%
GrowGeneration Corp.*	403,864	1,381,215

Total Common Stocks
(Cost $109,042,447)		19,811,205

EXCHANGE TRADED FUND – 46.1%

Equity Fund – 46.1%
AdvisorShares Pure US Cannabis ETF*†(a)
(Cost $65,755,872)	3,117,708	17,739,758

MONEY MARKET FUNDS – 12.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.49%(b)	67,070	67,070
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.79%(b)(c)	4,640,525	4,640,525

Total Money Market Funds
(Cost $4,707,595)		4,707,595

Total Investments – 109.9%
(Cost $179,505,914)		42,258,558
Liabilities in Excess of Other Assets – (9.9%)		(3,810,854)
Net Assets – 100.0%		$38,447,704

ETF - Exchange Traded Fund

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
†	Affiliated Company.

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $4,040,714; the aggregate market value of the collateral held by the fund is $4,640,525.
(b)	Rate shown reflects the 7-day yield as of March 31, 2023.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$19,811,205	$-	$-	$19,811,205
Exchange Traded Fund	17,739,758	-	-	17,739,758
Money Market Funds	4,707,595	-	-	4,707,595
Total	$42,258,558	$-	$-	$42,258,558

Liabilities	Level 1	Level 2	Level 3	Total
Swap†	$-	$(9,290,955)	$-	$(9,290,955)

†	Derivative instruments, including swap contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Agriculture	7.5%
Distributors	4.8
Equity Fund	46.1
Investment Company	1.1
Pharmaceuticals	23.1
REITS	10.8
Software	0.6
Specialty Retail	3.6
Money Market Funds	12.3
Total Investments	109.9
Liabilities in Excess of Other Assets	(9.9)
Net Assets	100.0%

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Total Return Swap contracts outstanding as of March 31, 2023:

Reference Entity	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
SOL Global Investments Corp	-	-	8/25/2026	$9,490,014	$199,059	$(9,290,955)

Cowen acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate.

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended March 31, 2023 were as follows:

Affiliated Holding Name	Value at 6/30/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 3/31/2023	Value at 3/31/2023	Dividend Income
AdvisorShares Pure US Cannabis ETF	$24,719,940	$7,414,391	$(4,030,482)	$(5,138,840)	$(5,225,251)	3,117,708	$17,739,758	$-
Village Farms International, Inc.	12,647,619	575,741	(2,451,986)	(22,367,489)	14,488,851	3,485,224	2,892,736	-
Total	$37,367,559	$7,990,132	$(6,482,468)	$(27,506,329)	$9,263,600	6,602,932	$20,632,494	$-